Investments - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 15,497
Gross Unrealized Gain	1
Gross Unrealized Loss	(15)
Fair Value	15,483	$ 0
U.S. Treasury securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	8,154
Gross Unrealized Gain	0
Gross Unrealized Loss	(13)
Fair Value	8,141
Corporate bonds
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	7,343
Gross Unrealized Gain	1
Gross Unrealized Loss	(2)
Fair Value	$ 7,342